Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 5,253	$ 5,031	$ 16,498	$ 15,818	$ 21,195	$ 18,278
Short-term lease cost	487	507	1,392	1,235	1,685	768
Finance lease cost:
Amortization of right-of-use assets	1,293	0	1,988	0	743	0
Interest on lease liabilities	717	0	1,536	0	303	0
Total lease costs	$ 7,750	$ 5,538	$ 21,414	$ 17,053	$ 23,926	$ 19,046